Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies (Details) [Line Items]
Cash equivalents
Validity of intangible assets	10 years
Bophelo [Member]
Significant Accounting Policies (Details) [Line Items]
Validity of intangible assets	10 years